Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated May 24, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL Multi-Manager Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Growth Fund, please add the following after the last paragraph:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Mid Cap Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Mid Cap Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Morningstar® US Mid Cap Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Mid Cap Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements.
JNL/PPM America Investment Grade Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/PPM America Investment Grade Credit Fund, please add the following after the last bulleted paragraph:
JNL/PPM America Investment Grade Credit Fund | Foreign securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PPM America Investment Grade Credit Fund | Company risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.